GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year	¥ 59,353		¥ 59,353
Disposals and immaterial others	(16)		0
Balance at end of period	¥ 59,337	$ 8,603	¥ 59,353